Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16. SUBSEQUENT EVENTS

In preparing the accompanying condensed consolidated financial statements, management has evaluated all subsequent events and transactions for potential recognition or disclosure through the date of filing.

On July 1, 2026, Presidio Acquisitions LLC, as borrower (the “Borrower”), and Presidio Intermediate Holding Company II LLC, as a guarantor (“PIHC II”), each a wholly-owned indirect subsidiary of the Company, entered into a Loan and Security Agreement with Goldman Sachs Bank USA (“GS”), as administrative and collateral agent, providing for a senior secured warehouse credit facility with aggregate commitments of up to $1.0 billion (“GS Warehouse”), consisting of an initial $55.0 million closing date loan commitment (fully drawn at closing) and $945.0 million of delayed draw loan commitments available over a two-year period to finance the acquisition of additional qualifying oil and gas assets. Borrowings bear interest, at the borrower’s election, at a base rate or Term SOFR plus an applicable margin that steps up over time, from 3.00% and 2.00% initially to 5.00% and 4.00%, respectively, in later periods. The obligations are guaranteed by certain subsidiaries and secured by first-priority security interests in substantially all assets of the borrower and its guarantor subsidiaries.

On July 1, 2026 and July 21, 2026, the Company completed the acquisition of oil and gas properties located in Oklahoma from various parties pursuant to seven separate purchase and sale agreements dated May 7, 2026. Total consideration paid consisted of approximately $53.1 million in cash and 1,962,240 shares of the Company’s Class A common stock, par value $0.0001 per share. The cash was funded by the closing of the previously announced $1.0 billion GS Warehouse and cash on hand.

On August 11, 2026, the Company’s Board of Directors declared a quarterly cash dividend of $0.3375 per share of Class A Common Stock, payable on September 14, 2026, to stockholders of record as of August 31, 2026. The holders of Series B Convertible Redeemable Preferred Stock are entitled to a corresponding dividend of $0.3375 per share of Class A Common Stock on an as-converted basis. A corresponding distribution of $0.3375 per Opco Common Unit was declared to holders of Opco Common Units.

On August 7, 2026, the borrowing base under the Citizens RBL was redetermined and decreased from $65.0 million to $60.0 million, available for future draws.

There were no other material subsequent events that required recognition or disclosure in these condensed consolidated financial statements.